Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$10,818	$10,498
Accumulated other comprehensive loss – Pension plan	7,888	7,098
Accumulated other comprehensive loss – Unrealized losses on securities	5,347	946
Deferred compensation	2,896	2,744
OREO valuation adjustments	1,028	1,327
Net deferred loan fees	1,221	1,115
Deferred contract bonus	556	645
Nonvested equity-based compensation	1,567	1,069
Fixed assets	206	877
Net operating loss ("NOL") carryforward	4,663	—
Other	824	1,230
Total deferred tax assets	$37,014	$27,549
Deferred tax liabilities:
Deferred investment income	6,120	6,120
Pension Plan	19,133	19,076
MSRs	2,137	2,034
Partnership adjustments	630	460
Purchase accounting adjustments	769	166
Other	210	198
Total deferred tax liabilities	$28,999	$28,054
Net deferred tax asset (liability)	$8,015	$(505)

Federal and state income taxes
The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2018	2017	2016
Currently payable
Federal	$12,700	$20,660	$28,879
State	352	—	—
Amortization of qualified affordable housing projects	7,322	10,278	7,300

Deferred
Federal	481	3,289	581
State	57	—	—

Total	$20,912	$34,227	$36,760

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory federal corporate income tax rate of 21% for the year ended December 31, 2018, and 35% for the years ended December 31, 2017 and 2016.

	2018	2017	2016
Statutory federal corporate income tax rate	21.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.8)%	(2.8)%	(1.3)%
Bank owned life insurance	(1.1)%	(1.4)%	(1.2)%
Investments in qualified affordable housing projects, net of tax benefits	(1.3)%	(1.9)%	(1.7)%
KSOP dividend deduction	(0.6)%	(1.0)%	(1.0)%
Impact of the Tax Cuts and Jobs Act (1)	—%	1.0%	—%
Non-taxable gain on NewDominion common stock	(0.6)%	—%	—%
State income tax, net of federal tax benefits	0.2%	—%	—%
Other	0.1%	—%	0.1%
Effective tax rate	15.9%	28.9%	29.9%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2018	2017	2016
January 1 Balance	$664	$633	$558
Additions based on tax positions related to the current year	10	117	117
Additions for tax positions of prior years	781	—	38
Reductions for tax positions of prior years	—	(9)	—
Reductions due to statute of limitations	(229)	(77)	(80)
December 31 Balance	$1,226	$664	$633